Revenue - Movements in contracts liabilities (Details) ¥ in Thousands	9 Months Ended
Mar. 31, 2022 CNY (¥)
Movements in contract liabilities
Contract liabilities at beginning of period	¥ 326,866
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the period	(254,940)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	231,724
Increase in contract liabilities as a result of receiving payment of license fees	19,608
Increase in contract liabilities as a result of receiving payment of membership fees	56,060
Contract liabilities at end of period	¥ 379,318